Summary of Significant Accounting Policies (Details) - Schedule of Cashflow Statements - Variable interest entity [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Condensed Cash Flow Statements, Captions [Line Items]
Total revenues	$ 67,437	$ 69,933
Net income	10,004	11,356
Net cash provided by (used in) operating activities	24,796	(26,452)
Net cash used in investing activities	(61)	(383)
Net cash provided by financing activities	$ 60,385	$ 710